SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 11, 2014	Nov. 30, 2014	Feb. 28, 2014
Lease term	6 months		1 year
Rent payable	$ 5,700
Equipment down payment		21,115
Equipment monthly payments		10,260
AdditionalNotes [Member]
Convertible promissory notes issued	150,000
Warrants issued	25,000
Warrants exercise price	$ 2.10
Additional Notes 2 [Member]
Convertible promissory notes issued	165,000
Warrants issued	55,001
Warrants exercise price	$ 1.50
Aggregate gross proceeds	165,000
Notes interest rate	8.00%
Convertible note maturity date	Aug. 15, 2014
Gross proceeds minimum aggregate	5,000,000
Per security price of securities sold in Qualified Financing	$ 1.15
Investor Relations Agreements [Member]
Services agreement retainer	22,500
Monthly services agreement fee payable	7,500
Restricted stock issued with services agreement	50,000
Investor Relations Agreement (2) Member
Restricted stock issued with services agreement	250,000
Consulting agreement term	6 months
Cash fee payable following financing	250,000
Proceeds from financings upon completion	2,000,000
Equipment Purchase Agreement [Member]
Equipment purchase agreement price	318,603
Equipment down payment	21,115
Equipment monthly payments	10,260
Equipment security deposit	$ 238,952